SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Mar. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 17, 2020	Jun. 23, 2020	Jan. 28, 2020
Short-Term Debt [Line Items]
Convertible notes payable	$ 920,816		$ 700,816	$ 616,500
Original issue discount	(57,092)		(53,614)	(19,667)
Debt discount	(158,804)			(78,165)
Total convertible notes payable	704,920		647,202	518,668
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	457,380		457,380	385,000			$ 457,380
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	60,500		60,500	50,000		$ 60,500
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable	182,936		182,936	$ 181,500	$ 199,650
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 220,000	$ 220,000